Leases - Summary of detailed information about lease assets and lease liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Lease assets
Lease assets, beginning balance	$ 1,291	$ 1,230
Additions	310	320
Acquisitions through asset acquisitions		172
Additions		148
Disposals at written down value	(1)	(2)
Lease remeasurements	33	43
Depreciation	(205)	(300)
Lease assets, ending balance	1,428	1,291
Lease liabilities
Lease liabilities, beginning balance	1,623	1,615
Additions	309	148
Acquisitions through asset acquisitions		178
Disposals	(2)	(8)
Repayments (principal and interest)	(335)	(411)
Accretion of interest	106	102
Lease remeasurements	58	(1)
Lease liabilities, ending balance	1,759	1,623
Current	159	189
Non-current	1,600	1,434
Total lease liabilities	1,759	1,623
Historical cost
Lease assets
Lease assets, beginning balance	2,578
Lease assets, ending balance	2,919	2,578
Accumulated depreciation and impairment
Lease assets
Lease assets, beginning balance	(1,287)
Lease assets, ending balance	(1,491)	(1,287)
Land and buildings
Lease assets
Lease assets, beginning balance	603	430
Additions	21
Acquisitions through asset acquisitions		172
Additions		37
Disposals at written down value	(1)	0
Lease remeasurements	11	16
Depreciation	(57)	(52)
Lease assets, ending balance	577	603
Lease liabilities
Lease liabilities, beginning balance	734	607
Additions	20	37
Acquisitions through asset acquisitions		178
Disposals	(2)	0
Repayments (principal and interest)	(94)	(83)
Accretion of interest	33	26
Lease remeasurements	37	(31)
Lease liabilities, ending balance	728	734
Current	55	55
Non-current	673	679
Total lease liabilities	728	734
Land and buildings | Historical cost
Lease assets
Lease assets, beginning balance	825
Lease assets, ending balance	852	825
Land and buildings | Accumulated depreciation and impairment
Lease assets
Lease assets, beginning balance	(222)
Lease assets, ending balance	(275)	(222)
Oil and gas properties
Lease assets
Lease assets, beginning balance	17	107
Additions	0
Acquisitions through asset acquisitions		0
Additions		0
Disposals at written down value	0	(1)
Lease remeasurements	13	17
Depreciation	(27)	(106)
Lease assets, ending balance	3	17
Lease liabilities
Lease liabilities, beginning balance	33	130
Additions	0	0
Acquisitions through asset acquisitions		0
Disposals	0	(7)
Repayments (principal and interest)	(39)	(118)
Accretion of interest	1	4
Lease remeasurements	7	24
Lease liabilities, ending balance	2	33
Current	2	32
Non-current	0	1
Total lease liabilities	2	33
Oil and gas properties | Historical cost
Lease assets
Lease assets, beginning balance	518
Lease assets, ending balance	534	518
Oil and gas properties | Accumulated depreciation and impairment
Lease assets
Lease assets, beginning balance	(501)
Lease assets, ending balance	(531)	(501)
Other plant and equipment
Lease assets
Lease assets, beginning balance	671	693
Additions	289
Acquisitions through asset acquisitions		0
Additions		111
Disposals at written down value	0	(1)
Lease remeasurements	9	10
Depreciation	(121)	(142)
Lease assets, ending balance	848	671
Lease liabilities
Lease liabilities, beginning balance	856	878
Additions	289	111
Acquisitions through asset acquisitions		0
Disposals	0	(1)
Repayments (principal and interest)	(202)	(210)
Accretion of interest	72	72
Lease remeasurements	14	6
Lease liabilities, ending balance	1,029	856
Current	102	102
Non-current	927	754
Total lease liabilities	1,029	856
Other plant and equipment | Historical cost
Lease assets
Lease assets, beginning balance	1,235
Lease assets, ending balance	1,533	1,235
Other plant and equipment | Accumulated depreciation and impairment
Lease assets
Lease assets, beginning balance	(564)
Lease assets, ending balance	$ (685)	$ (564)